Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 384
Total current assets	384
Stock holdings	173,691	120,619
Property and equipment, net		2,025
Other assets	5,800	5,800
TOTAL ASSETS	179,875	128,444
LIABILITIES
Accounts payable and accrued expenses	771,555	767,061
Related party payables	69,670	197,160
Notes payable-short term convertible-related party	1,568,455	1,697,870
Notes payable-short term-other	222,580	215,923
Total current liabilities	2,632,260	2,878,014
Long-term liabilities
Notes payable-long term convertible-related party	250,205	224,366
Notes payable-long term convertible-other	907,546	500,000
Total long-term liabilities	1,157,751	724,366
Total liabilities	3,790,011	3,602,380
STOCKHOLDERS' DEFICIT
Preferred stock, $0.001 par value, 10,000,000 share sauthorized, none issued and outstanding
Common stock, $0.001 par value,100,000,000 shares authorized, 26,884,740 shares issued and outstanding as of March 31, 2014 and December 31, 2013	26,885	26,885
Additional paid in capital	6,212,448	6,197,448
Subscription receivable	(5)	(5)
Deficit accumulated during the development stage	(10,010,742)	(9,806,470)
Accumulated comprehensive income (loss)	161,278	108,206
Total stockholders' deficit	(3,610,136)	(3,473,936)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 179,875	$ 128,444